Intangible Assets - Summary of Intangible Assets (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Beginning Balance		$ 14,798
Charge for the year		20	$ 20	$ 20
Impairment loss recognized		0	3,000	1,000
Ending Balance		14,778	14,798
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance		18,875	11,375
Addition			7,500
Ending Balance			18,875	11,375
Depreciation [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance		(4,077)	(1,057)
Charge for the year		(20)	(20)
Impairment loss recognized			(3,000)
Ending Balance		(4,097)	(4,077)	(1,057)
Patent Rights (available for use) [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	[1]	298
Ending Balance	[1]	278	298
Patent Rights (available for use) [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	[1]	375	375
Addition	[1]		0
Ending Balance	[1]		375	375
Patent Rights (available for use) [Member] | Depreciation [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	[1]	(77)	(57)
Charge for the year	[1]	(20)	(20)
Impairment loss recognized	[1]		0
Ending Balance	[1]	(97)	(77)	(57)
Patent Rights (not yet available for use) [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	[2]	14,500
Ending Balance	[2]	14,500	14,500
Patent Rights (not yet available for use) [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	[2]	18,500	11,000
Addition	[2]		7,500
Ending Balance	[2]		18,500	11,000
Patent Rights (not yet available for use) [Member] | Depreciation [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	[2]	(4,000)	(1,000)
Charge for the year	[2]	0	0
Impairment loss recognized	[2]		(3,000)
Ending Balance	[2]	$ (4,000)	$ (4,000)	$ (1,000)

[1]	The patent rights grant the Group the right to use certain scientific data for research and manufacture of pipelines, namely APL-501, APL-502 and APL-509.
[2]	These patent rights are not yet available for use by the Group as the Group is still undergoing pre-clinical study application or clinical trials on the relevant drugs in designated territories under the patent rights and has yet to obtain regulatory approval for the new drug to be launched to the market. The patent rights are tested for impairment annually and whenever there is an indication that they may be impaired. Amortization will commence when the patent rights are available for use (i.e. when they are ready for commercialization and have obtained the regulatory new drug application approval in the designated territories) by the Group. During the years ended December 31, 2020, 2021 and 2022, patent rights with carrying amount of US$1,000, US$3,000 and nil were impaired, respectively. For these patent rights, as they were acquired for combination trial of an existing drug candidate, which was subsequently replaced by another formulation, or acquired for self-development that the Group cannot proceed further research due to the failure in providing drug supplies by the original vendor according to the agreement. Accordingly, the Group has fully impaired the patent rights with reference to their respective recoverable amounts determined on value in use calculations.